Convertible Bond and Derivative Financial Liability (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Summary of convertible bond
The movement of convertible bond during the years ended December 31, 2021 and 2022 are as follow
s
:

	Liability component	Derivative financial liability
	HK$	HK$
At January 1, 2021	103,278,429	12,954,313
Interest for the year	8,085,419	—
Exchange alignment	606,536	798,360

At December 31, 2021	111,970,384	13,752,673

Interest for the year	430,702	—
Fair value gain recognized in profit or loss	—	(13,347,266)
Converted into class A shares	(112,401,086)	(405,407)

At December 31, 2022	—	—